Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Benefit Costs
Net periodic pension cost for U.S. and international pension plans for 2014, 2013 and 2012 is as follows:

	U.S. Plans			International Plans
(In thousands)	2014	2013	2012	2014	2013	2012
Defined benefit plans:
Service cost	$2,233	$2,565	$1,887	$1,610	$3,457	$3,418
Interest cost	12,868	11,767	12,780	43,230	42,707	46,174
Expected return on plan assets	(16,786)	(15,642)	(15,617)	(49,927)	(46,920)	(45,050)
Recognized prior service costs	90	248	224	184	335	397
Recognized losses	3,352	5,052	4,637	14,102	16,447	15,194
Amortization of transition liability	—	—	—	—	—	8
Settlement/curtailment loss (gain)	—	—	1,510	60	(372)	(2,589)
Defined benefit plans pension cost	1,757	3,990	5,421	9,259	15,654	17,552
Multiemployer plans	1,199	12,444	10,186	1,762	5,449	5,539
Defined contribution plans	4,704	4,945	5,066	8,033	11,139	12,770
Net periodic pension cost	$7,660	$21,379	$20,673	$19,054	$32,242	$35,861

Schedule of Net Funded Status
The change in the financial status of the pension plans and amounts recognized on the Consolidated Balance Sheets at December 31, 2014 and 2013 are as follows:

	U.S. Plans		International Plans
(In thousands)	2014	2013	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of year	$283,571	$316,448	$958,705	$1,068,750
Service cost	2,233	2,565	1,610	3,457
Interest cost	12,868	11,767	43,230	42,707
Plan participants' contributions	—	—	75	689
Amendments	—	—	—	(394)
Actuarial (gain) loss	49,939	(28,158)	150,289	(8,245)
Settlements/curtailments	—	—	(589)	(1,619)
Benefits paid	(23,292)	(19,051)	(41,522)	(46,269)
Effect of foreign currency	—	—	(62,250)	19,744
Infrastructure Transaction transfer (a)	—	—	—	(120,115)
Other	—	—	55	—
Benefit obligation at end of year	$325,319	$283,571	$1,049,603	$958,705
Change in plan assets:
Fair value of plan assets at beginning of year	$233,579	$218,084	$770,911	$783,059
Actual return on plan assets	15,465	31,931	80,518	68,535
Employer contributions	7,598	2,615	28,112	30,258
Plan participants' contributions	—	—	75	689
Settlements/curtailments	—	—	—	(1,028)
Benefits paid	(23,292)	(19,051)	(40,948)	(45,207)
Effect of foreign currency	—	—	(47,623)	11,455
Infrastructure Transaction transfer (a)	—	—	—	(76,850)
Fair value of plan assets at end of year	$233,350	$233,579	$791,045	$770,911

Funded status at end of year	$(91,969)	$(49,992)	$(258,558)	$(187,794)

(a) During 2013, certain international plans' benefit obligations and plan assets were transferred to the Infrastructure strategic venture as part of the Infrastructure Transaction, as described in Note 4, Acquisitions and Dispositions.

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized on the Consolidated Balance Sheets consist of the following at December 31, 2014 and 2013:

	U.S. Plans		International Plans
	December 31		December 31
(In thousands)	2014	2013	2014	2013
Noncurrent assets	$615	$2,148	$1,746	$3,894
Current liabilities	2,102	2,045	524	534
Noncurrent liabilities	90,482	50,095	259,780	191,154
Accumulated other comprehensive loss before tax	157,165	109,348	479,382	401,300

Schedule of Net Periodic Benefit Cost Not yet Recognized
Amounts recognized in Accumulated other comprehensive loss, before tax, consist of the following at December 31, 2014 and 2013:

	U.S. Plans		International Plans
(In thousands)	2014	2013	2014	2013
Net actuarial loss	$156,989	$109,081	$478,396	$400,726
Prior service cost	176	267	986	574
Total	$157,165	$109,348	$479,382	$401,300

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
The estimated amounts that will be amortized from accumulated other comprehensive loss into defined benefit net periodic pension cost in 2015 are as follows:

(In thousands)	U.S. Plans	International Plans
Net actuarial loss	$4,919	$17,254
Prior service cost	81	208
Total	$5,000	$17,462

Schedule of Expected Benefit Payments
The expected benefit payments for defined benefit plans over the next 10 years are as follows:

(In millions)	2015	2016	2017	2018	2019	2020-2024
U.S. Plans	$18.5	$18.8	$18.6	$18.8	$18.7	$94.5
International Plans	42.1	43.8	45.5	46.2	47.7	266.0

Schedule of Assumptions Used
The weighted-average actuarial assumptions used to determine the net periodic pension cost for 2014, 2013 and 2012 were as follows:

	U.S. Plans December 31			International Plans December 31			Global Weighted-Average December 31
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Discount rates	4.7%	3.8%	4.4%	4.7%	4.3%	4.8%	4.7%	4.2%	4.7%
Expected long-term rates of return on plan assets	7.5%	7.5%	7.8%	6.8%	6.6%	6.7%	7.0%	6.8%	6.9%
Rates of compensation increase	3.0%	3.0%	3.0%	3.4%	2.8%	3.4%	3.4%	2.8%	3.4%
The weighted-average actuarial assumptions used to determine the defined benefit pension plan obligations at December 31, 2014 and 2013 were as follows:

	U.S. Plans		International Plans		Global Weighted-Average
	December 31		December 31		December 31
	2014	2013	2014	2013	2014	2013
Discount rates	3.9%	4.7%	3.7%	4.7%	3.7%	4.7%
Rates of compensation increase	3.0%	3.0%	3.2%	3.4%	3.2%	3.3%

Schedule of Accumulated Benefit Obligations
The accumulated benefit obligation for all defined benefit pension plans at December 31, 2014 and 2013 was as follows:

	U.S. Plans		International Plans
	December 31		December 31
(In millions)	2014	2013	2014	2013
Accumulated benefit obligation	$325.3	$283.5	$1,043.2	$950.7

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets at December 31, 2014 and 2013 were as follows:

	U.S. Plans		International Plans
	December 31		December 31
(In millions)	2014	2013	2014	2013
Projected benefit obligation	$314.9	$274.8	$1,032.1	$926.8
Accumulated benefit obligation	314.9	274.8	1,026.0	923.9
Fair value of plan assets	222.3	222.6	771.8	737.6

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The following table summarizes changes in the fair value of Level 3 assets for 2014, 2013 and 2012:

Level 3 Asset Changes for the Twelve Months Ended December 31
(In thousands)	2014	2013	2012
Real Estate Limited Partnership:
Balance at beginning of year	$20,423	$17,746	$12,025
Contributions to partnership	385	838	2,535
Cash distributions received	(1,614)	(1,380)	(1,270)
Actual return on plan assets:
Related to asset still held at end of year	3,453	3,219	4,456
Balance at end of year	$22,647	$20,423	$17,746

Schedule of Multiemployer Plans
The Company's participation in multiemployer pension plans for the years ended December 31, 2014, 2013 and 2012 is outlined below. The Company considers significant plans to be those plans to which the Company contributed more than 5% of total contributions to the plan in a given plan year or for which the Company believes the Company's share of the unfunded liability for the plan may be material to the Company.

(In thousands)
		Pension Protection Act Zone Status For Plan Years Ended
				Contributions By The Company For Years Ended (a)					Expiration Date of Collective- Bargaining Agreement
							Subject to Financial Improvement Plan
	Identification Number							Surcharge Imposed
Pension Fund		2013	2012	2014	2013	2012
Significant multiemployer plans for which plan financial information is not publicly available outside the Company's financial statements:
New Zealand Steel Pension Fund	018-054-531	N/A	N/A	$838	$886	$909	Yes	No	2016
Summary aggregate information for multiemployer plans which are not individually significant:
All other multiemployer plans (b) (c)				2,123	17,007	14,905
Total Contributions				$2,961	$17,893	$15,814

(a)
These amounts represent either contributions for the plan year as confirmed by plan sponsors or the Company's estimates based on fiscal year accounts payable records which will be updated as confirmation is received from plan sponsors.

(b)
The decrease in contributions by the Company for 2014 primarily relates to the consummation of the Infrastructure Transaction. See Note 4, Acquisitions and Dispositions, for additional information related to the Infrastructure Transaction.

U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Allocation of Plan Assets
The fair values of the Company's U.S. pension plans' assets at December 31, 2013 by asset class are as follows:

(In thousands)	Total	Level 1	Level 2	Level 3
Domestic equities:
Common stocks	$48,915	$48,915	$—	$—
Mutual funds—equities	48,807	13,204	35,603	—
International equities—mutual funds	45,475	45,475	—	—
Fixed income investments:
U.S. Treasuries and collateralized securities	18,787	—	18,787	—
Corporate bonds and notes	8,374	8,374	—	—
Mutual funds—bonds	33,326	33,326	—	—
Other—mutual funds	22,508	22,508	—	—
Cash and money market accounts	7,387	7,387	—	—
Total	$233,579	$179,189	$54,390	$—
The fair values of the Company's U.S. pension plans' assets at December 31, 2014 by asset class are as follows:

(In thousands)	Total	Level 1	Level 2	Level 3
Domestic equities:
Common stocks	$44,064	$44,064	$—	$—
Mutual funds—equities	47,313	13,335	33,978	—
International equities—mutual funds	42,446	42,446	—	—
Fixed income investments:
U.S. Treasuries and collateralized securities	18,759	—	18,759	—
Corporate bonds and notes	11,347	11,347	—	—
Mutual funds—bonds	40,568	11,936	28,632	—
Other—mutual funds	21,700	21,700	—	—
Cash and money market accounts	7,153	7,153	—	—
Total	$233,350	$151,981	$81,369	$—
The asset allocations attributable to the Company's U.S. defined benefit pension plans at December 31, 2014 and 2013, and the long-term target allocation of plan assets, by asset category, are as follows:

	Target Long-Term Allocation	Percentage of Plan Assets at December 31
U.S. Plans Asset Category		2014	2013
Domestic equity securities	34%-44%	39.1%	41.8%
International equity securities	14%-24%	18.2%	19.5%
Fixed income securities	28%-38%	30.3%	25.9%
Cash and cash equivalents	Less than 5%	3.1%	3.2%
Other	5%-15%	9.3%	9.6%

International Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Allocation of Plan Assets
The fair values of the Company's international pension plans' assets at December 31, 2014 by asset class are as follows:

(In thousands)	Total	Level 1	Level 2	Level 3
Equity securities:
Mutual funds—equities	$292,150	$—	$292,150	$—
Fixed income investments:
Mutual funds—bonds	350,073	—	350,073	—
Insurance contracts	8,233	—	8,233	—
Other:
Real estate funds/limited partnerships	53,926	—	31,279	22,647
Other mutual funds	84,120	—	84,120	—
Cash and money market accounts	2,543	2,543	—	—
Total	$791,045	$2,543	$765,855	$22,647
The fair values of the Company's international pension plans' assets at December 31, 2013 by asset class are as follows:

(In thousands)	Total	Level 1	Level 2	Level 3
Equity securities:
Mutual funds—equities	$296,980	$—	$296,980	$—
Fixed income investments:
Mutual funds—bonds	314,965	—	314,965	—
Insurance contracts	8,797	—	8,797	—
Other:
Real estate funds / limited partnerships	52,733	—	32,310	20,423
Other mutual funds	94,980	—	94,980	—
Cash and money market accounts	2,456	2,456	—	—
Total	$770,911	$2,456	$748,032	$20,423
The asset allocations attributable to the Company's international defined benefit pension plans at December 31, 2014 and 2013 and the long-term target allocation of plan assets, by asset category, are as follows:

International Plans Asset Category	Target Long-Term Allocation	Percentage of Plan Assets at December 31
		2014	2013
Equity securities	32.5%	36.9%	38.5%
Fixed income securities	42.5%	45.3%	42.0%
Cash and cash equivalents	—	0.3%	0.3%
Other	25.0%	17.5%	19.2%